Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Intangible Assets Text Block Abstract
Schedule of change in the estimated useful lives of these development costs
	Development Costs	Uniden License	E-Wave License	Clear RF Patent + Supplier relationship	Total

Cost:
Balance at December 31, 2020	$10,540,477	$116,543	$1,319,184	-	$11,976,204
Additions	2,769,679	-	-	522,637	3,292,316
Foreign Exchange	$5,370	183	2,073	-	7,626
Balance at December 31, 2021	$13,315,526	$116,726	$1,321,257	$522,637	$15,276,146
Additions	1,389,620	-	-	-	1,389,620
Foreign Exchange	-	-	-	-	-
Balance at June 30, 2022	$14,705,146	$116,726	$1,321,257	$522,637	$16,665,766

Accumulated Amortization:
Balance at December 31, 2020	$4,283,382	$97,460	$1,046,244	$0	$5,427,086
Additions	469,789	19,418	278,567	29,189	796,963
Impairment	4,339,366	-	-	399,920	4,739,286
Foreign Exchange	(34,020)	(152)	(3,554)	-	(37,726)
Balance at December 31, 2021	$9,058,517	$116,726	$1,321,257	$429,109	$10,925,609
Additions	222,856	-	-	49,803	272,659
Foreign Exchange	-	-	-	$3,037	$3,037
Balance at June 30, 2022	$9,281,373	$116,726	$1,321,257	$481,949	$11,201,305

Net Book Value:

Balance at December 31, 2021	$4,257,009	$0	$0	$93,528	$4,350,537

Balance at June 30, 2022	$5,423,773	$0	$0	$40,688	$5,464,461

Schedule of intangible assets
	2022	2021
Six months ended June 30	$272,659	$597,040
Three months ended June 30	$247,659	$331,677